CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Income Statement [Abstract]
SALES	$ 76,397	$ 74,000
COST OF SALES (excluding depreciation expense)	11,494	8,725
GROSS PROFIT	64,903	65,275
OPERATING EXPENSES:
Compensation and related benefits (including stock-based compensation of $1,730,811 and $652,420 for the three months ended March 31, 2018 and 2017, respectively)	1,977,957	900,499
Research and development	17,260	83,277
Professional fees	219,673	9,231
General and administrative expenses	99,099	132,178
Total Operating Expenses	2,313,989	1,125,185
LOSS FROM OPERATIONS	(2,249,086)	(1,059,910)
OTHER EXPENSES:
Interest expenses	(37,762)	0
Total Other Expenses	(37,762)	0
NET LOSS	$ (2,286,848)	$ (1,059,910)
NET LOSS PER COMMON UNIT:
Basic	$ (0.04)	$ (0.02)
Diluted	$ (0.04)	$ (0.02)
WEIGHTED AVERAGE COMMON UNITS OUTSTANDING:
Basic	56,986,730	45,203,180
Diluted	56,986,730	45,203,180